Summary of Intangible Assets (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 4,325,282	$ 4,325,282
Core deposit intangible	3,369,449	3,369,449
Less accumulated amortization	2,089,140	1,541,987
Other intangible assets, net of amortization	$ 1,280,309	$ 1,827,462